Summary of Amounts Ceded to Allstate Life Insurance Company (Detail) (Allstate Life Insurance Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Premiums and contract charges	$ 962,576	$ 908,459	$ 833,149
Interest credited to contractholder funds, contract benefits and expenses	$ 1,505,010	$ 1,369,305	$ 1,408,953